Commitments and Contingencies (Details) - Schedule of exclusive of value added tax with payment	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Payment One [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax with payment [Line Items]
Payment	$ 101,520	€ 86,777
Payment description	Obtained approval from ethical committee	Obtained approval from ethical committee
Payment Two [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax with payment [Line Items]
Payment	$ 101,520	€ 86,777
Payment description	Data collection has commenced	Data collection has commenced
Payment Three [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax with payment [Line Items]
Payment	$ 152,281	€ 130,166
Payment description	First half of the participants are tested	First half of the participants are tested
Payment Four [Member]
Commitments and Contingencies (Details) - Schedule of exclusive of value added tax with payment [Line Items]
Payment	$ 50,760	€ 43,885
Payment description	Completion of data collection and delivery of final report	Completion of data collection and delivery of final report